NORTHERN LIGHTS FUND TRUST III

February 4, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust III – Pinnacle Sherman Multi-Strategy Core Fund

            Post Effective Amendment No. 536 to the Registration Statement on Form N-1A

(File No. 333-178833, CIK No. 0001537140)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust III (the “Trust”), on behalf of the Pinnacle Sherman Multi-Strategy Core Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 536 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on January 24, 2022 (SEC Accession No. 0001580642-22-000391).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to Eric Kane at (631) 470-2600.

Very truly yours,

/s/ Eric Kane

   Eric Kane

Secretary

cc: JoAnn M. Strasser, Esq.